Sep. 30, 2014
First Investors Floating Rate Fund
First Investors Floating Rate Fund
SUPPLEMENT DATED SEPTEMBER 21, 2015

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2015

Effective on or about September 21, 2015, the investment adviser, distributor and transfer agent for the First Investors Funds (“Funds”) will change their names as set forth below. The name changes will not affect the management or operations of these entities or of the Funds. Additionally, there will be no change to the names of the Funds and you will be able to reach the Funds through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

2.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

3.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

4.	All references to the web address “ www.firstinvestors.com” are replaced with “ www.forestersfinancial.com”.

5.	All references to the email address “ admcust@firstinvestors.com” are replaced with “ investorservices@foresters.com”.

6.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Floating Rate Fund, the Average Annual Total Returns table is deleted in its entirety and replaced with the following:

Average Annual Total Returns For Periods Ended December 31, 2014
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	-6.60%	-5.12%
(Return After Taxes on Distributions)	-7.71%	-6.18%
(Return After Taxes on Distributions and Sale of Fund Shares)	-3.73%	-4.67%
Advisor Class Shares (Return Before Taxes)	-0.73%	-0.02%
Institutional Class Shares (Return Before Taxes)	-0.45%	0.04%
J.P. Morgan BB/B Leveraged Loan Index** (reflects no deduction for fees, expenses or taxes)	1.72%	2.52%
Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	2.17%	3.04%
* The average annual total returns shown are for the period since the Fund’s commencement on 10/21/13.
** As of 6/1/14 the Fund changed its index to the J.P. Morgan BB/B Leveraged Loan Index because it more closely reflects the Fund’s investment strategy.

* * * *

Please retain this Supplement for future reference.